Quarterly Holdings Report
for

Fidelity® Low-Priced Stock Fund

April 30, 2021

LPS-QTLY-0621
1.800342.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	29,916	$1,729
Interactive Media & Services - 0.1%
Dip Corp.	249,682	6,899
QuinStreet, Inc. (a)	310,640	6,297
XLMedia PLC (a)	8,471,619	6,025
ZIGExN Co. Ltd.	289,582	1,057
		20,278
Media - 1.5%
AMC Networks, Inc. Class A (a)(b)	388,789	19,548
Comcast Corp. New Class A	1,698,312	95,360
Corus Entertainment, Inc. Class B (non-vtg.) (b)	599,332	2,867
Discovery Communications, Inc.:
Class A (a)(b)	1,798,333	67,725
Class C (non-vtg.) (a)	3,400,006	109,854
Gray Television, Inc.	181,265	3,683
Hyundai HCN	2,723,979	11,059
Intage Holdings, Inc. (c)	3,236,652	39,536
Legs Co. Ltd.	20,000	419
MSG Network, Inc. Class A (a)	550,070	8,730
Nexstar Broadcasting Group, Inc. Class A	30,106	4,438
Nordic Entertainment Group AB (B Shares)	26,299	1,221
Pico Far East Holdings Ltd.	22,848,992	4,030
Proto Corp.	198,536	2,111
Reach PLC	236,635	719
RKB Mainichi Broadcasting Corp.	41,739	2,333
Saga Communications, Inc. Class A	457,348	10,304
Sky Network Television Ltd. (a)	23,969,722	2,916
TechTarget, Inc. (a)	145,339	11,148
Tegna, Inc.	1,071,710	21,499
The New York Times Co. Class A	139,536	6,336
TOW Co. Ltd. (c)	3,585,211	10,366
Trenders, Inc.	39,900	234
TVA Group, Inc. Class B (non-vtg.) (a)	3,025,665	6,646
ViacomCBS, Inc. Class B	1,300,083	53,329
WOWOW INC.	199,781	4,862
		501,273
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	29,885	1,354

TOTAL COMMUNICATION SERVICES		524,634

CONSUMER DISCRETIONARY - 24.1%
Auto Components - 1.6%
Adient PLC (a)	1,580,680	73,249
ASTI Corp. (c)	177,817	3,531
Cooper-Standard Holding, Inc. (a)	749,072	21,753
DaikyoNishikawa Corp.	249,464	1,719
ElringKlinger AG (a)(b)	600,033	10,417
G-Tekt Corp.	171,241	2,183
Gentex Corp.	1,698,526	59,754
GUD Holdings Ltd.	262,411	2,699
Hi-Lex Corp.	1,398,277	21,328
INFAC Corp.	322,739	2,880
Lear Corp.	599,870	110,280
Linamar Corp.	250,902	14,703
Motonic Corp. (c)	2,066,285	23,559
Murakami Corp. (c)	808,192	23,331
Nippon Seiki Co. Ltd.	2,596,846	28,537
Piolax, Inc. (c)	2,433,541	33,178
Plastic Omnium SA	25,000	840
Samsung Climate Control Co. Ltd. (c)	499,950	5,879
Sewon Precision Industries Co. Ltd. (c)(d)	500,000	1,803
SJM Co. Ltd. (c)	1,282,000	4,884
SJM Holdings Co. Ltd.	569,470	1,917
Snt Holdings Co. Ltd. (c)	885,108	14,484
Strattec Security Corp. (a)(c)	329,649	14,472
Sungwoo Hitech Co. Ltd.	2,100,110	10,592
TBK Co. Ltd.	906,314	3,425
Yachiyo Industry Co. Ltd. (a)	877,724	5,220
Yutaka Giken Co. Ltd. (c)	1,201,977	20,346
		516,963
Automobiles - 0.0%
Isuzu Motors Ltd.	277,359	2,807
Kabe Husvagnar AB (B Shares)	250,215	6,709
		9,516
Distributors - 0.1%
Arata Corp.	92,054	3,740
Central Automotive Products Ltd.	73,716	1,959
LKQ Corp. (a)	109,700	5,124
Nakayamafuku Co. Ltd.	520,099	2,284
PALTAC Corp.	34,869	1,815
SPK Corp.	499,388	5,940
Uni-Select, Inc.	1,298,784	14,392
		35,254
Diversified Consumer Services - 0.1%
Clip Corp. (c)	256,812	1,986
Cross-Harbour Holdings Ltd.	2,397,871	4,075
JP-Holdings, Inc.	29,200	83
Step Co. Ltd. (c)	1,054,544	15,631
YDUQS Participacoes SA	533,800	2,875
		24,650
Hotels, Restaurants & Leisure - 0.2%
Ark Restaurants Corp.	89,107	1,809
Curves Holdings Co. Ltd.	257,952	1,942
Everi Holdings, Inc. (a)	150,810	2,666
Flanigans Enterprises, Inc. (a)(c)	93,851	2,276
Hiday Hidaka Corp.	1,155,871	17,705
Ibersol SGPS SA (a)	924,038	7,088
J.D. Weatherspoon PLC (a)	179,474	3,311
Koshidaka Holdings Co. Ltd.	257,952	1,303
Ruths Hospitality Group, Inc. (a)	125,333	3,272
Sportscene Group, Inc. Class A (a)(c)	643,525	2,696
The Monogatari Corp.	97,624	6,601
The Restaurant Group PLC (a)	17,283,802	28,644
		79,313
Household Durables - 5.2%
Barratt Developments PLC (c)	58,200,637	620,518
Bellway PLC	3,495,795	174,383
D.R. Horton, Inc.	999,619	98,253
Dorel Industries, Inc. Class B (sub. vtg.) (a)	1,866,625	18,740
Emak SpA	4,295,207	7,178
First Juken Co. Ltd. (c)	1,370,729	15,816
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	2,300,000	21,286
Hamilton Beach Brands Holding Co.:
Class A	207,195	4,040
Class B (a)	182,462	3,558
Helen of Troy Ltd. (a)	835,761	176,521
Henry Boot PLC	1,960,295	7,431
Lennar Corp. Class A	58,862	6,098
M/I Homes, Inc. (a)	801,804	55,902
Mohawk Industries, Inc. (a)	1,698,070	348,953
Open House Co. Ltd.	25,065	1,042
Pressance Corp.	315,689	4,645
Q.E.P. Co., Inc.	19,234	569
Sanei Architecture Planning Co. Ltd. (c)	1,185,143	20,940
Taylor Morrison Home Corp. (a)	1,853,005	57,832
Tempur Sealy International, Inc.	232,940	8,884
Token Corp.	597,701	53,377
Toll Brothers, Inc.	29,964	1,879
TopBuild Corp. (a)	14,346	3,190
TRI Pointe Homes, Inc. (a)	616,637	14,688
Whirlpool Corp.	10,987	2,598
ZAGG, Inc. rights (a)(d)	448,847	40
		1,728,361
Internet & Direct Marketing Retail - 0.2%
Aucnet, Inc.	120,148	1,426
Belluna Co. Ltd. (c)	6,325,544	67,081
Ci Medical Co. Ltd.	49,937	3,171
Dustin Group AB (e)	257,571	3,216
Qurate Retail, Inc. Series A	265,756	3,162
Secoo Holding Ltd. ADR (a)	200,229	491
		78,547
Leisure Products - 0.0%
Fenix Outdoor AB (B Shares) (a)(d)	32,298	0
Mars Group Holdings Corp.	445,089	6,418
Miroku Corp.	137,571	2,132
		8,550
Multiline Retail - 3.9%
Big Lots, Inc.	1,155,954	79,691
Lifestyle China Group Ltd. (a)	17,978,080	3,009
Lifestyle International Holdings Ltd. (a)	19,552,803	15,883
Max Stock Ltd.	25,000	87
Next PLC (a)(c)	11,200,101	1,206,806
Ryohin Keikaku Co. Ltd.	4,981	105
		1,305,581
Specialty Retail - 10.9%
AT-Group Co. Ltd.	1,083,425	16,535
AutoNation, Inc. (a)	77,208	7,912
AutoZone, Inc. (a)	624,424	914,232
Bed Bath Beyond, Inc. (b)(c)	10,486,842	265,527
Best Buy Co., Inc.	2,519,430	292,934
BMTC Group, Inc. (c)	3,440,769	41,318
Bonia Corp. Bhd	675,810	153
Buffalo Co. Ltd.	91,150	1,022
Burlington Stores, Inc. (a)	17,856	5,827
CRG, Inc. Bhd	2,403,000	79
Delek Automotive Systems Ltd.	445,826	5,527
Dicks Sporting Goods, Inc.	69,197	5,714
Foot Locker, Inc.	3,429,658	202,281
Formosa Optical Technology Co. Ltd.	1,362,000	3,075
Genesco, Inc. (a)	599,239	29,962
Goldlion Holdings Ltd.	21,785,235	5,160
Guess, Inc.	2,996,725	81,031
Hibbett Sports, Inc. (a)	10,730	852
Hour Glass Ltd.	8,669,787	6,157
IA Group Corp. (c)	115,296	3,903
JD Sports Fashion PLC (a)	6,774,551	85,925
Jumbo SA (c)	9,737,622	182,045
K's Holdings Corp.	999,310	13,651
Ku Holdings Co. Ltd.	881,610	7,833
Leon's Furniture Ltd.	207,876	3,726
Maisons du Monde SA (e)	151,116	3,674
Mr. Bricolage SA (a)	842,494	9,562
Nafco Co. Ltd. (c)	1,897,302	38,366
Nextage Co. Ltd.	20,000	317
Ross Stores, Inc.	7,577,351	992,178
Sally Beauty Holdings, Inc. (a)(c)	6,220,352	124,842
T-Gaia Corp.	9,961	171
The Buckle, Inc. (b)(c)	3,919,784	164,396
Urban Outfitters (a)	1,848,258	66,352
USS Co. Ltd.	1,800,190	32,630
WH Smith PLC (a)	87,390	2,184
Williams-Sonoma, Inc.	192,694	32,903
		3,649,956
Textiles, Apparel & Luxury Goods - 1.9%
Best Pacific International Holdings Ltd.	23,923,247	6,991
Capri Holdings Ltd. (a)	2,542,905	140,063
Deckers Outdoor Corp. (a)	31,030	10,494
Embry Holdings Ltd.	2,295,828	402
Fossil Group, Inc. (a)(c)	4,050,440	52,251
G-III Apparel Group Ltd. (a)	770,965	25,049
Gildan Activewear, Inc.	6,429,488	223,148
Handsome Co. Ltd. (c)	1,950,000	75,766
JLM Couture, Inc. (a)(c)(d)	156,961	413
Madden (STEVEN) Ltd.	49,851	2,027
McRae Industries, Inc.	23,681	639
Movado Group, Inc.	310,520	9,741
Samsonite International SA (a)(e)	1,997,458	3,708
Sun Hing Vision Group Holdings Ltd. (a)(c)	19,414,335	3,374
Tapestry, Inc.	499,593	23,906
Ted Baker PLC (a)	476,279	1,081
Texwinca Holdings Ltd.	47,901,777	10,977
Victory City International Holdings Ltd. (a)(d)	8,499,357	317
Youngone Corp.	325,000	12,758
Youngone Holdings Co. Ltd. (c)	889,600	37,906
Yue Yuen Industrial (Holdings) Ltd.	1,493,258	3,749
		644,760

TOTAL CONSUMER DISCRETIONARY		8,081,451

CONSUMER STAPLES - 11.4%
Beverages - 2.3%
A.G. Barr PLC (a)	2,397,854	16,823
Britvic PLC	6,152,196	74,982
Jinro Distillers Co. Ltd.	41,431	1,184
Monster Beverage Corp. New (a)	6,518,117	632,583
Muhak Co. Ltd. (c)	2,799,256	20,376
Olvi PLC (A Shares)	33,032	2,093
Spritzer Bhd	5,125,400	2,766
Stock Spirits Group PLC	9,987	38
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	3,009,936	6,022
		756,867
Food & Staples Retailing - 7.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	50,000	1,699
Amsterdam Commodities NV	124,937	3,102
Aoki Super Co. Ltd.	99,918	2,564
Australasian Foods Holdco Pty Ltd. (a)(d)	3,481,102	0
Belc Co. Ltd. (c)	1,619,801	85,814
BJ's Wholesale Club Holdings, Inc. (a)	136,205	6,084
Corporativo Fragua S.A.B. de CV	14,121	198
Cosmos Pharmaceutical Corp.	1,672,960	240,175
Create SD Holdings Co. Ltd. (c)	5,079,816	154,082
Daikokutenbussan Co. Ltd.	373,564	27,892
G-7 Holdings, Inc.	125,015	3,338
Genky DrugStores Co. Ltd.	699,162	21,271
Halows Co. Ltd. (c)	1,264,907	33,935
Kroger Co.	112,196	4,100
Kusuri No Aoki Holdings Co. Ltd.	516,804	36,317
MARR SpA	113,412	2,537
McColl's Retail Group PLC (a)	1,198,432	579
Metro, Inc. Class A (sub. vtg.) (c)	23,570,080	1,079,988
Naked Wines PLC (a)	300,446	3,494
North West Co., Inc.	84,994	2,448
Olam International Ltd.	49,936	65
Qol Holdings Co. Ltd.	1,813,127	22,745
Sprouts Farmers Market LLC (a)	350,521	8,977
Sugi Holdings Co. Ltd.	42,047	3,232
Sundrug Co. Ltd.	2,961,607	100,942
Total Produce PLC	8,734,690	22,210
United Natural Foods, Inc. (a)(b)	529,422	19,514
Valor Holdings Co. Ltd.	244,460	5,227
Walgreens Boots Alliance, Inc.	9,326,150	495,219
Yaoko Co. Ltd.	699,126	44,587
		2,432,335
Food Products - 1.6%
Carr's Group PLC	2,197,658	4,735
Cranswick PLC	374,229	19,278
Darling Ingredients, Inc. (a)	56,738	3,940
Food Empire Holdings Ltd. (c)	38,149,980	27,235
Fresh Del Monte Produce, Inc. (c)	4,607,973	129,945
Inghams Group Ltd.	1,066,271	2,686
Ingredion, Inc.	799,073	74,641
Kaveri Seed Co. Ltd.	400,714	3,270
Lassonde Industries, Inc. Class A (sub. vtg.)	16,134	2,572
Mitsui Sugar Co. Ltd.	343,877	5,689
Namyang Dairy Products Co. Ltd.	10,500	3,023
Origin Enterprises PLC (c)	9,004,770	42,005
Pacific Andes International Holdings Ltd. (a)(d)	106,294,500	999
Pacific Andes Resources Development Ltd. (a)(d)	207,064,007	1,712
Pickles Corp.	99,922	3,077
Rocky Mountain Chocolate Factory, Inc. (a)(c)	424,757	2,570
S Foods, Inc.	399,094	11,868
Seaboard Corp.	37,452	134,003
Sunjin Co. Ltd. (c)	2,376,955	41,980
Thai President Foods PCL	501,459	3,131
Tyson Foods, Inc. Class A	150,760	11,676
Ulker Biskuvi Sanayi A/S	4,981	13
		530,048
Household Products - 0.0%
Oil-Dri Corp. of America	4,994	174
Spectrum Brands Holdings, Inc.	34,459	3,037
Transaction Co. Ltd.	275,754	3,280
		6,491
Personal Products - 0.2%
Hengan International Group Co. Ltd.	699,848	4,536
Herbalife Nutrition Ltd. (a)	256,678	11,748
Nu Skin Enterprises, Inc. Class A	59,329	3,136
Sarantis SA (c)	3,920,424	42,043
TCI Co. Ltd.	100,000	868
		62,331
Tobacco - 0.1%
Karelia Tobacco Co., Inc. (a)	1,575	579
KT&G Corp.	25,000	1,842
Scandinavian Tobacco Group A/S (e)	1,248,258	22,723
		25,144

TOTAL CONSUMER STAPLES		3,813,216

ENERGY - 4.5%
Energy Equipment & Services - 0.3%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	1,441,509	1,044
Bristow Group, Inc. (a)	224,956	5,952
Cathedral Energy Services Ltd. (a)	1,298,860	317
Championx Corp. (a)	499,188	10,488
Geospace Technologies Corp. (a)(c)	696,652	5,239
Helix Energy Solutions Group, Inc. (a)	498,084	2,137
John Wood Group PLC	780,346	3,035
KS Energy Services Ltd. (a)(d)	12,911,018	126
Liberty Oilfield Services, Inc. Class A (a)	4,662,086	54,546
Oil States International, Inc. (a)	2,647,057	14,850
PHX Energy Services Corp.	1,340,536	3,806
Smart Sand, Inc. (a)	149,822	363
Tidewater, Inc. warrants 11/14/24 (a)	76,078	34
Total Energy Services, Inc. (a)	1,968,899	6,247
		108,184
Oil, Gas & Consumable Fuels - 4.2%
Adams Resources & Energy, Inc.	124,914	3,310
Beach Energy Ltd.	13,931,680	13,684
Berry Petroleum Corp.	1,698,063	10,375
Bonanza Creek Energy, Inc.	1,333,376	44,121
China Petroleum & Chemical Corp.:
(H Shares)	9,005,364	4,441
sponsored ADR (H Shares)	98,039	4,823
CNX Resources Corp. (a)	1,198,763	16,087
Delek U.S. Holdings, Inc.	1,697,887	40,291
Denbury, Inc. (a)	125,250	6,815
Diamondback Energy, Inc.	649,214	53,060
Enterprise Products Partners LP	99,221	2,283
EQT Corp. (a)	6,791,358	129,715
Fuji Kosan Co. Ltd.	249,681	2,920
Great Eastern Shipping Co. Ltd.	4,700,000	19,986
Hankook Shell Oil Co. Ltd.	45,500	10,843
HollyFrontier Corp.	898,862	31,460
Iwatani Corp.	10,000	627
Kyungdong Invest Co. Ltd.	84,315	3,284
Marathon Oil Corp.	11,885,367	133,829
Marathon Petroleum Corp.	1,898,386	105,645
Mi Chang Oil Industrial Co. Ltd. (c)	173,900	12,643
Murphy Oil Corp. (b)(c)	12,384,243	209,665
NACCO Industries, Inc. Class A	409,744	9,477
Oil & Natural Gas Corp. Ltd.	47,500,893	69,370
Oil India Ltd.	4,375,858	7,215
Ovintiv, Inc.	1,798,319	43,034
Pioneer Natural Resources Co.	28,716	4,417
Range Resources Corp. (a)	200,000	1,964
Reliance Industries Ltd.	92,600	2,494
Southwestern Energy Co. (a)	33,500,582	143,047
Star Petroleum Refining PCL	8,985,288	2,711
Thai Oil PCL (For. Reg.)	489,816	932
Total SA sponsored ADR	1,598,069	70,762
Tsakos Energy Navigation Ltd.	9,961	92
Whiting Petroleum Corp. New (a)(c)	3,800,070	152,269
World Fuel Services Corp.	1,089,043	33,684
		1,401,375

TOTAL ENERGY		1,509,559

FINANCIALS - 14.3%
Banks - 2.3%
ACNB Corp.	107,128	2,946
Bank Ireland Group PLC	10,220,856	58,430
Bank of America Corp.	80,511	3,263
Bar Harbor Bankshares	225,699	6,469
Camden National Corp.	159,544	7,613
Cathay General Bancorp	736,668	29,820
Central Pacific Financial Corp.	117,110	3,156
Central Valley Community Bancorp	101,634	1,996
Codorus Valley Bancorp, Inc. (c)	713,411	13,127
Comerica, Inc.	39,953	3,003
Community Trust Bancorp, Inc.	66,694	2,972
Dimeco, Inc.	35,489	1,313
Eagle Bancorp, Inc. Maryland	75,200	4,016
East West Bancorp, Inc.	509,431	38,793
Financial Institutions, Inc.	354,661	11,324
First Foundation, Inc.	113,183	2,694
First Hawaiian, Inc.	199,553	5,480
First of Long Island Corp.	153,656	3,271
FNB Corp., Pennsylvania	498,610	6,427
Glacier Bancorp, Inc. New	65,418	3,856
Hanmi Financial Corp.	602,962	12,240
Hilltop Holdings, Inc.	81,098	2,855
Hope Bancorp, Inc.	2,211,483	33,194
Independent Bank Corp.	128,090	3,018
IndusInd Bank Ltd. (a)	218,200	2,755
LCNB Corp.	105,826	1,918
Meridian Bank/Malvern, PA	145,779	3,849
NIBC Holding NV (e)	244,707	2,059
OFG Bancorp	426,327	10,100
Popular, Inc.	104,786	7,750
Regions Financial Corp.	142,430	3,105
Sparebank 1 Sr Bank ASA (primary capital certificate)	1,187,662	15,381
Sparebanken More (primary capital certificate)	204,118	8,386
Sparebanken Nord-Norge	2,098,057	20,996
Sterling Bancorp	24,968	627
Synovus Financial Corp.	72,796	3,411
Texas Capital Bancshares, Inc. (a)	300,000	20,589
Unicaja Banco SA (e)	99,873	99
Van Lanschot NV (Bearer)	1,039,762	30,439
Wells Fargo & Co.	8,773,900	395,264
West Bancorp., Inc.	122,774	3,224
Zions Bancorp NA	30,000	1,674
		792,902
Capital Markets - 1.2%
AllianceBernstein Holding LP	374,333	16,137
Banca Generali SpA	44,680	1,709
CI Financial Corp.	2,200,125	35,370
Cowen Group, Inc. Class A	43,378	1,713
Daou Data Corp.	30,000	359
Diamond Hill Investment Group, Inc.	7,880	1,347
Donnelley Financial Solutions, Inc. (a)	49,941	1,526
Federated Hermes, Inc. Class B (non-vtg.)	395,000	11,376
Hamilton Lane, Inc. Class A	48,809	4,415
Lazard Ltd. Class A	1,644,813	74,000
LPL Financial	32,405	5,078
State Street Corp.	2,871,032	241,023
Virtu Financial, Inc. Class A	76,386	2,263
Waddell & Reed Financial, Inc. Class A	148,581	3,712
		400,028
Consumer Finance - 3.8%
Aeon Credit Service (Asia) Co. Ltd.	12,902,460	8,637
Cash Converters International Ltd.	19,741,268	3,498
Discover Financial Svs	2,537,581	289,284
Encore Capital Group, Inc. (a)	52,737	2,075
H&T Group PLC	527,379	2,163
Navient Corp.	1,240,781	20,882
Nicholas Financial, Inc. (a)	214,808	2,236
OneMain Holdings, Inc.	64,563	3,672
Santander Consumer U.S.A. Holdings, Inc.	10,500,068	356,372
Synchrony Financial	13,537,785	592,143
		1,280,962
Diversified Financial Services - 0.1%
Far East Horizon Ltd.	1,399,748	1,604
Payfare, Inc. (a)	499,365	3,047
Ricoh Leasing Co. Ltd.	696,621	22,086
		26,737
Insurance - 6.6%
AEGON NV	42,746,590	198,102
AFLAC, Inc.	2,789,833	149,898
Allstate Corp.	38,072	4,828
American Financial Group, Inc.	23,772	2,921
ASR Nederland NV	549,395	24,049
Brighthouse Financial, Inc. (a)	125,824	5,887
Chubb Ltd.	15,500	2,660
Db Insurance Co. Ltd.	500,000	21,886
Employers Holdings, Inc.	500,040	20,242
FBD Holdings PLC (a)	141,975	1,338
First American Financial Corp.	38,155	2,461
Globe Life, Inc.	23,472	2,406
GoHealth, Inc. (a)	9,970	119
Hartford Financial Services Group, Inc.	86,397	5,699
Hiscox Ltd. (a)	211,282	2,369
Hyundai Fire & Marine Insurance Co. Ltd.	320,804	6,985
Lincoln National Corp. Industries	4,893,925	313,847
MetLife, Inc.	8,881,025	565,100
National Western Life Group, Inc.	126,532	29,014
NN Group NV	1,127,089	56,329
Old Republic International Corp.	103,014	2,536
Primerica, Inc.	59,232	9,463
Principal Financial Group, Inc.	270,233	17,260
Prudential Financial, Inc.	1,098,988	110,294
Qualitas Controladora S.A.B. de CV	200,000	1,087
Reinsurance Group of America, Inc.	1,348,795	176,058
RenaissanceRe Holdings Ltd.	433,896	73,246
Selectquote, Inc.	88,089	2,742
Talanx AG	74,906	3,159
The Travelers Companies, Inc.	20,000	3,093
Unum Group (c)	14,081,570	397,945
		2,213,023
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	7,179,489	65,190
Thrifts & Mortgage Finance - 0.1%
ASAX Co. Ltd.	399,582	2,504
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	115,317	11,862
Genworth Mortgage Insurance Ltd. (a)	3,980,542	8,402
Hingham Institution for Savings	4,994	1,519
Meta Financial Group, Inc.	71,914	3,542
		27,829

TOTAL FINANCIALS		4,806,671

HEALTH CARE - 11.8%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	158,905	26,804
Amgen, Inc.	2,111,593	506,022
Biogen, Inc. (a)	49,231	13,161
Cell Biotech Co. Ltd.	50,000	843
Essex Bio-Technology Ltd.	3,400,036	2,460
Gilead Sciences, Inc.	240,758	15,281
Regeneron Pharmaceuticals, Inc. (a)	129,168	62,169
United Therapeutics Corp. (a)	9,961	2,008
		628,748
Health Care Equipment & Supplies - 0.4%
Arts Optical International Holdings Ltd. (a)	19,208,127	1,929
Boston Scientific Corp. (a)	119,745	5,221
Hologic, Inc. (a)	34,958	2,291
Hoshiiryou Sanki Co. Ltd. (c)	277,397	9,518
InBody Co. Ltd.	205,000	3,758
Integra LifeSciences Holdings Corp. (a)	52,994	3,926
Meridian Bioscience, Inc. (a)	25,000	490
Nakanishi, Inc.	489,418	10,040
Prim SA (c)	1,406,790	17,251
ResMed, Inc.	41,852	7,867
St.Shine Optical Co. Ltd.	2,275,000	26,173
Techno Medica Co. Ltd.	38,152	568
Utah Medical Products, Inc. (c)	250,413	21,851
Value Added Technology Co. Ltd.	260,000	7,080
Vieworks Co. Ltd.	250,000	8,406
		126,369
Health Care Providers & Services - 8.4%
AmerisourceBergen Corp.	15,827	1,912
Anthem, Inc.	1,809,570	686,533
Centene Corp. (a)	620,622	38,317
Cigna Corp.	43,292	10,780
CVS Health Corp.	1,969,203	150,447
DVx, Inc. (c)	643,479	5,676
HCA Holdings, Inc.	13,983	2,811
Hi-Clearance, Inc.	1,442,000	6,992
Humana, Inc.	7,778	3,463
Laboratory Corp. of America Holdings (a)	68,034	18,088
Medica Sur SA de CV	325,676	531
MEDNAX, Inc. (a)	1,723,185	45,354
Patterson Companies, Inc.	35,957	1,156
Quest Diagnostics, Inc.	28,369	3,741
Ship Healthcare Holdings, Inc.	70,391	1,845
Sinopharm Group Co. Ltd. (H Shares)	999,400	3,101
Tokai Corp.	335,310	7,379
Triple-S Management Corp. (a)(c)	1,700,716	40,324
UDG Healthcare PLC (United Kingdom)	747,528	8,847
UnitedHealth Group, Inc.	3,825,295	1,525,537
Universal Health Services, Inc. Class B	1,460,282	216,720
WIN-Partners Co. Ltd. (c)	2,475,230	22,263
		2,801,817
Health Care Technology - 0.0%
Schrodinger, Inc. (a)(b)	199,022	15,173
Pharmaceuticals - 1.1%
Bliss Gvs Pharma Ltd.	3,000,000	4,104
Bristol-Myers Squibb Co.	33,960	2,120
China Medical System Holdings Ltd.	2,100,000	4,866
Consun Pharmaceutical Group Ltd.	1,148,000	680
Daewon Pharmaceutical Co. Ltd. (c)	2,080,507	31,349
Daewoong Co. Ltd.	100,000	3,246
Dai Han Pharmaceutical Co. Ltd.	230,937	8,508
Daito Pharmaceutical Co. Ltd.	240,851	7,647
Dawnrays Pharmaceutical Holdings Ltd.	35,709,333	7,309
DongKook Pharmaceutical Co. Ltd. (c)	3,000,500	76,067
Faes Farma SA	100,000	417
FDC Ltd.	2,757,108	11,322
Fuji Pharma Co. Ltd.	635,058	6,955
Genomma Lab Internacional SA de CV (a)	2,834,864	2,832
Huons Co. Ltd.	276,814	18,714
Hypermarcas SA	10,000	64
Jazz Pharmaceuticals PLC (a)	15,445	2,539
Kaken Pharmaceutical Co. Ltd.	24,987	1,029
Korea United Pharm, Inc.	155,507	7,287
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	24,783
Kyung Dong Pharmaceutical Co. Ltd.	960,000	8,885
Lee's Pharmaceutical Holdings Ltd.	11,986,834	7,407
Luye Pharma Group Ltd. (e)	1,000,000	608
Recordati SpA	1,426,670	78,625
Syngen Biotech Co. Ltd.	174,000	716
Taro Pharmaceutical Industries Ltd. (a)	42,450	3,142
Viatris, Inc. (a)	999,359	13,291
Vivimed Labs Ltd. (a)	600,000	275
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	32,785
Zhaoke Ophthalmology Ltd. (a)(e)	3,189,321	5,132
		372,704

TOTAL HEALTH CARE		3,944,811

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	135,453	17,324
Ultra Electronics Holdings PLC	91,850	2,565
Vectrus, Inc. (a)	50,675	2,653
		22,542
Air Freight & Logistics - 0.0%
Sinotrans Ltd. (H Shares)	15,000,082	6,855
Airlines - 0.0%
Jet2 PLC (a)	112,358	2,314
JetBlue Airways Corp. (a)	129,536	2,637
Spirit Airlines, Inc. (a)	186,078	6,665
		11,616
Building Products - 0.1%
American Woodmark Corp. (a)	24,029	2,390
Builders FirstSource, Inc. (a)	78,234	3,808
Gibraltar Industries, Inc. (a)	47,233	4,339
Jeld-Wen Holding, Inc. (a)	503,567	14,689
Kondotec, Inc. (c)	1,613,693	14,765
Nihon Flush Co. Ltd.	179,044	2,043
Owens Corning New	42,149	4,080
		46,114
Commercial Services & Supplies - 0.7%
Acme United Corp.	20,377	911
Aeon Delight Co. Ltd.	83,288	2,542
AJIS Co. Ltd. (c)	873,939	29,427
Asia File Corp. Bhd (a)	4,500,000	2,593
Calian Technologies Ltd.	125,366	5,918
Civeo Corp. (a)(c)	963,902	15,924
CoreCivic, Inc. (b)	3,702,693	28,770
CTS Co. Ltd.	4,994	39
Fursys, Inc. (c)	925,000	37,677
Left Field Printing Group Ltd.	1,176,203	83
Lion Rock Group Ltd.	18,819,264	2,180
Matthews International Corp. Class A	200,659	8,303
Mears Group PLC (a)	1,027,465	2,767
Mitie Group PLC (a)	36,426,670	31,241
NICE Total Cash Management Co., Ltd.	1,025,000	6,068
Prosegur Compania de Seguridad SA (Reg.)	717,992	2,232
VICOM Ltd.	1,650,899	2,704
VSE Corp. (c)	1,024,480	44,206
		223,585
Construction & Engineering - 0.6%
AECOM (a)	209,280	13,902
API Group Corp. (a)(e)	464,243	9,870
Arcadis NV	138,224	5,816
Argan, Inc.	25,067	1,257
Boustead Projs. Pte Ltd.	1,957,956	1,560
Boustead Singapore Ltd.	4,927,443	3,740
Comfort Systems U.S.A., Inc.	27,967	2,303
Construction Partners, Inc. Class A (a)	64,918	2,060
Daiichi Kensetsu Corp. (c)	1,692,093	30,934
EMCOR Group, Inc.	110,072	13,187
Fluor Corp. New	580,142	13,332
Geumhwa PSC Co. Ltd. (c)	360,000	10,511
Granite Construction, Inc.	365,823	13,938
Kyeryong Construction Industrial Co. Ltd. (c)	675,000	20,704
Meisei Industrial Co. Ltd.	1,099,019	7,693
Mirait Holdings Corp.	391,892	6,333
Nippon Rietec Co. Ltd.	998,779	15,947
Raiznext Corp.	1,298,888	13,679
Seikitokyu Kogyo Co. Ltd.	250,202	1,989
Severfield PLC	2,639,935	2,858
Shinnihon Corp.	1,677,898	12,958
Totetsu Kogyo Co. Ltd.	18,000	416
United Integrated Services Co.	300,800	2,621
Valmont Industries, Inc.	13,284	3,279
		210,887
Electrical Equipment - 0.9%
Acuity Brands, Inc.	624,212	115,804
Aichi Electric Co. Ltd.	318,475	8,014
AQ Group AB	709,880	30,188
Atkore, Inc. (a)	102,587	8,031
AZZ, Inc.	370,094	19,482
Chiyoda Integre Co. Ltd.	322,461	5,550
Generac Holdings, Inc. (a)	15,110	4,895
GrafTech International Ltd.	336,310	4,278
Hammond Power Solutions, Inc. Class A	442,685	3,991
I-Sheng Electric Wire & Cable Co. Ltd.	7,955,000	13,152
Korea Electric Terminal Co. Ltd. (c)	690,401	45,871
Regal Beloit Corp.	11,686	1,688
Sensata Technologies, Inc. PLC (a)	286,508	16,543
Servotronics, Inc. (a)	112,254	912
TKH Group NV (depositary receipt)	196,273	9,382
Vitzrocell Co. Ltd.	50,000	642
		288,423
Industrial Conglomerates - 0.5%
DCC PLC (United Kingdom)	1,573,990	136,599
General Electric Co.	237,485	3,116
Lifco AB	50,579	5,443
Mytilineos SA	775,565	14,443
Reunert Ltd.	1,663,860	5,577
Rheinmetall AG	27,865	2,905
		168,083
Machinery - 1.8%
Aalberts Industries NV (c)	6,505,864	352,366
Allison Transmission Holdings, Inc.	333,352	13,824
ASL Marine Holdings Ltd. (a)(c)	44,231,305	1,263
Crane Co.	24,558	2,310
Daiwa Industries Ltd.	190,784	1,943
Ebara Jitsugyo Co. Ltd.	8,981	398
Estic Corp.	9,990	452
Foremost Income Fund (a)	2,141,103	9,563
Haitian International Holdings Ltd.	5,945,910	24,227
Hokuetsu Industries Co. Ltd.	2,900	28
Hurco Companies, Inc.	129,902	4,462
Hyster-Yale Materials Handling:
Class A (c)	209,809	16,963
Class B (a)(c)	310,000	25,064
Ihara Science Corp. (c)	962,698	15,010
ITT, Inc.	58,588	5,525
JOST Werke AG (e)	76,612	5,047
Kyowakogyosyo Co. Ltd.	42,337	1,610
Luxfer Holdings PLC sponsored	174,336	3,855
Maruzen Co. Ltd. (c)	1,555,418	31,737
Max Co. Ltd.	5,000	77
Miller Industries, Inc.	24,925	1,072
Mincon Group PLC	2,113,761	3,304
Mitsui Engineering & Shipbuilding Co. (a)	199,746	976
Nadex Co. Ltd. (c)	779,174	5,090
Nippon Dry-Chemical Co. Ltd.	36,667	559
Nitchitsu Co. Ltd.	54,490	719
Park Ohio Holdings Corp.	309,377	11,233
Semperit AG Holding	373,278	16,919
SIMPAC, Inc.	1,500,000	6,291
Stabilus SA	37,958	2,966
Takamatsu Machinery Co. Ltd.	316,284	2,089
Tocalo Co. Ltd.	3,000,395	40,768
Trinity Industrial Corp.	829,013	6,410
		614,120
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	68,264	2,959
Genco Shipping & Trading Ltd.	734,423	11,266
Kirby Corp. (a)	183,272	11,674
SITC International Holdings Co. Ltd.	460,358	1,757
Tokyo Kisen Co. Ltd. (c)	811,977	4,510
		32,166
Professional Services - 0.3%
ABIST Co. Ltd.	74,713	2,017
Altech Corp.	4,300	79
Barrett Business Services	8,321	610
CACI International, Inc. Class A (a)	3,537	901
Hito Communications Holdings, Inc.	25,000	473
Kelly Services, Inc. Class A (non-vtg.) (a)	149,580	3,747
Kforce, Inc.	45,173	2,531
McMillan Shakespeare Ltd.	1,584,161	13,546
Nielsen Holdings PLC	881,251	22,604
Persol Holdings Co. Ltd.	201,046	3,696
Quick Co. Ltd.	27,400	311
Robert Half International, Inc.	28,520	2,499
SaraminHR Co. Ltd.	25,000	780
Science Applications International Corp.	99,821	8,926
SHL-JAPAN Ltd.	99,917	2,597
Synergie SA (a)	124,899	5,706
TrueBlue, Inc. (a)	386,682	10,943
WDB Holdings Co. Ltd.	25,500	544
Will Group, Inc.	298,666	2,777
World Holdings Co. Ltd.	111,519	2,840
		88,127
Road & Rail - 0.7%
Alps Logistics Co. Ltd. (c)	2,747,109	23,527
Chilled & Frozen Logistics Holdings Co. Ltd.	1,003,073	15,153
Daqin Railway Co. Ltd. (A Shares)	32,500,000	34,541
Hamakyorex Co. Ltd. (c)	1,227,081	34,525
Higashi Twenty One Co. Ltd.	244,759	1,395
Knight-Swift Transportation Holdings, Inc. Class A	203,946	9,610
Ryder System, Inc.	20,975	1,675
Sakai Moving Service Co. Ltd. (c)	1,097,923	50,029
STEF-TFE Group	2,132	239
Trancom Co. Ltd. (c)	837,187	64,959
Universal Logistics Holdings, Inc.	19,741	494
		236,147
Trading Companies & Distributors - 1.2%
AddTech AB (B Shares)	2,996,578	52,388
Alconix Corp. (c)	2,075,419	28,523
Applied Industrial Technologies, Inc.	49,661	4,751
Chori Co. Ltd.	483,641	6,638
GMS, Inc. (a)	99,881	4,366
Goodfellow, Inc. (c)	707,773	6,334
HERIGE	59,701	2,727
Houston Wire & Cable Co. (a)	199,534	1,048
Itochu Corp.	3,994,943	124,575
Jalux, Inc.	9,987	150
Lumax International Corp. Ltd.	1,988,900	5,238
Meiwa Corp.	1,681,433	7,200
Mitani Shoji Co. Ltd.	714,552	46,551
MRC Global, Inc. (a)	1,789,776	16,860
MSC Industrial Direct Co., Inc. Class A	25,409	2,291
Nishikawa Keisoku Co. Ltd.	5,580	241
NOW, Inc. (a)	792,863	7,786
Otec Corp.	121,931	2,665
Parker Corp. (c)	2,173,043	10,021
Richelieu Hardware Ltd.	732,073	25,575
Rush Enterprises, Inc. Class A	65,922	3,254
Senshu Electric Co. Ltd. (c)	876,030	27,253
Tanaka Co. Ltd.	36,161	219
TECHNO ASSOCIE Co. Ltd.	249,540	2,418
Totech Corp. (c)	882,606	23,654
Yamazen Co. Ltd.	50,010	447
		413,173
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	8,843,987	6,205
Daito Koun Co. Ltd.	600	3
Isewan Terminal Service Co. Ltd.	1,265,234	8,254
Meiko Transportation Co. Ltd.	819,076	8,911
Qingdao Port International Co. Ltd. (H Shares) (e)	13,102,257	8,063
Winas Ltd. (c)(d)	20,043,900	120
		31,556

TOTAL INDUSTRIALS		2,393,394

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 0.0%
Casa Systems, Inc. (a)	620,700	4,869
Electronic Equipment & Components - 5.6%
A&D Co. Ltd.	588,337	6,966
Alviva Holdings Ltd. (c)	7,400,011	6,475
Amphenol Corp. New Class A	103,751	6,987
Arrow Electronics, Inc. (a)	39,654	4,523
Avnet, Inc.	67,810	2,978
CDW Corp.	78,102	13,928
CONEXIO Corp.	9,961	126
Daido Signal Co. Ltd.	97,226	578
Daiwabo Holdings Co. Ltd.	45,400	710
Dynapack International Technology Corp.	3,200,000	13,512
Elematec Corp. (c)	2,311,509	25,994
Hon Hai Precision Industry Co. Ltd. (Foxconn)	142,480,912	591,440
IDIS Holdings Co. Ltd. (c)	800,000	9,515
Image Sensing Systems, Inc.	63,106	411
Insight Enterprises, Inc. (a)	424,239	42,581
INTOPS Co. Ltd.	750,000	20,388
Keysight Technologies, Inc. (a)	100,402	14,493
Kingboard Chemical Holdings Ltd. (c)	72,108,728	427,022
Kingboard Laminates Holdings Ltd.	1,947,069	4,868
Kitron ASA	699,110	1,688
Methode Electronics, Inc. Class A	268,107	12,046
Muramoto Electronic Thailand PCL (For. Reg.) (c)	1,116,375	10,250
Nippo Ltd. (c)	721,026	3,596
PAX Global Technology Ltd.	12,500,929	13,808
Redington India Ltd. (a)	13,947,410	33,609
Restar Holdings Corp.	909,058	16,070
ScanSource, Inc. (a)(c)	1,525,116	46,104
Shibaura Electronics Co. Ltd. (c)	613,043	19,745
Sigmatron International, Inc. (a)	167,092	854
Simplo Technology Co. Ltd.	5,400,000	72,464
SYNNEX Corp. (c)	2,632,472	319,056
Test Research, Inc.	100,000	232
Tomen Devices Corp. (c)	526,875	18,922
Tripod Technology Corp.	1,266,000	6,297
VSTECS Holdings Ltd. (c)	114,354,942	113,210
Wayside Technology Group, Inc. (c)	315,031	7,718
		1,889,164
IT Services - 4.3%
ALTEN	524,479	65,641
Amdocs Ltd.	4,225,576	324,271
Argo Graphics, Inc.	746,628	21,007
CDS Co. Ltd.	1,800	25
Computer Services, Inc.	239,943	14,637
Concentrix Corp. (a)(c)	2,650,405	411,820
CSE Global Ltd. (c)	39,930,625	17,103
Data Applications Co. Ltd.	22,549	360
Densan System Co. Ltd.	6,800	203
Dimerco Data System Corp.	510,000	1,332
DTS Corp.	224,714	5,274
DXC Technology Co.	599,955	19,745
E-Credible Co. Ltd.	130,349	2,477
eClerx Services Ltd.	1,609,270	27,073
EOH Holdings Ltd. (a)(b)	6,256,762	3,352
EPAM Systems, Inc. (a)	28,207	12,912
Estore Corp.	125,821	2,491
ExlService Holdings, Inc. (a)	146,415	13,526
Gabia, Inc. (c)	900,000	11,992
Global Dominion Access SA (e)	181,469	895
Global Payments, Inc.	56,632	12,155
Indra Sistemas SA (a)(c)	11,941,375	124,399
Information Planning Co. Ltd.	4,100	112
Know IT AB (c)	1,362,643	50,462
Nice Information & Telecom, Inc.	231,919	6,533
Paya Holdings, Inc. (a)	537,361	5,997
Societe Pour L'Informatique Industrielle SA (c)	1,622,158	49,731
Softcreate Co. Ltd.	548,456	12,435
Sysage Technology Co. Ltd.	334,000	516
TDC Soft, Inc.	125,108	1,218
The Western Union Co.	7,762,621	199,965
TravelSky Technology Ltd. (H Shares)	983,219	2,159
Verra Mobility Corp. (a)	785,985	10,564
WNS Holdings Ltd. sponsored ADR (a)	57,478	4,163
		1,436,545
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Energy Industries, Inc.	170,526	18,811
ASM Pacific Technology Ltd.	133,300	2,022
Axell Corp.	149,924	1,418
Boe Varitronix Ltd.	2,497,592	1,273
CMC Materials, Inc.	66,701	12,235
FormFactor, Inc. (a)	145,627	5,701
Leeno Industrial, Inc.	1,000	146
Melexis NV	124,856	13,600
Miraial Co. Ltd.	175,612	2,155
MKS Instruments, Inc.	87,342	15,644
Powertech Technology, Inc.	9,000,000	35,910
Renesas Electronics Corp. (a)	420,173	4,902
Semtech Corp. (a)	132,725	8,991
Synaptics, Inc. (a)	35,486	4,963
Systems Technology, Inc.	125,000	2,146
Topco Scientific Co. Ltd.	450,000	2,198
Trio-Tech International (a)(c)	219,854	1,049
		133,164
Software - 1.7%
AdaptIT Holdings Ltd. (a)	2,500,007	1,203
Altair Engr, Inc. Class A (a)	148,488	9,652
ANSYS, Inc. (a)	1,096,921	401,100
Aspen Technology, Inc. (a)	50,220	6,571
Cerence, Inc. (a)	99,086	9,553
Cresco Ltd.	156,706	2,373
Digital Turbine, Inc. (a)	123,726	9,333
Ebix, Inc. (b)	840,051	25,294
Focus Systems Corp.	2,300	19
ICT Group NV	479,909	8,251
InfoVine Co. Ltd. (c)	175,000	3,388
KSK Co., Ltd. (c)	520,299	10,712
Manhattan Associates, Inc. (a)	116,713	16,018
Micro Focus International PLC sponsored ADR	1,932	14
NetGem SA (a)	831,891	1,230
Nippon Systemware Co. Ltd.	4,700	86
Nucleus Software Exports Ltd. (a)	600,000	4,325
Open Text Corp.	58,574	2,758
Pegasystems, Inc.	54,893	6,968
Pro-Ship, Inc.	524,392	6,732
Sinosoft Tech Group Ltd.	1,000,000	233
SPS Commerce, Inc. (a)	135,836	13,915
System Research Co. Ltd.	7,800	143
Telos Corp.	179,173	5,945
Vitec Software Group AB	25,358	1,200
Zensar Technologies Ltd.	3,150,000	11,242
		558,258
Technology Hardware, Storage & Peripherals - 3.3%
Compal Electronics, Inc.	20,000,000	17,892
Dell Technologies, Inc. (a)	24,968	2,455
HP, Inc.	1,947,327	66,423
MCJ Co. Ltd.	80,200	729
Samsung Electronics Co. Ltd.	35,500	2,587
Seagate Technology LLC (b)	10,500,480	974,865
Super Micro Computer, Inc. (a)	873,917	32,352
		1,097,303

TOTAL INFORMATION TECHNOLOGY		5,119,303

MATERIALS - 3.8%
Chemicals - 2.0%
Axalta Coating Systems Ltd. (a)	269,903	8,607
Birla Carbon Thailand PCL (For. Reg.)	11,285,876	17,028
C. Uyemura & Co. Ltd.	375,755	25,889
Chase Corp. (c)	499,400	59,149
Core Molding Technologies, Inc. (a)(c)	689,054	7,586
Deepak Fertilisers and Petrochemicals Corp. Ltd. (a)	1,322,500	4,658
EcoGreen International Group Ltd. (c)	50,666,702	12,654
Element Solutions, Inc.	169,304	3,704
FMC Corp.	1,012,515	119,720
Fujikura Kasei Co., Ltd. (c)	2,653,894	12,894
Fuso Chemical Co. Ltd.	124,899	4,503
Gujarat Narmada Valley Fertilizers Co.	4,900,000	23,943
Gujarat State Fertilizers & Chemicals Ltd. (c)	28,500,000	36,349
Honshu Chemical Industry Co. Ltd. (c)	746,628	12,461
Huntsman Corp.	173,333	4,969
Innospec, Inc.	487,442	47,482
KPX Chemical Co. Ltd.	163,083	10,325
KPX Holdings Corp.	60,171	3,589
Kraton Performance Polymers, Inc. (a)	35,074	1,254
Miwon Chemicals Co. Ltd.	53,095	3,694
Miwon Commercial Co. Ltd.	67,316	13,032
Muto Seiko Co. Ltd.	233,303	1,422
Nihon Parkerizing Co. Ltd.	301,370	2,912
Nippon Soda Co. Ltd.	308,315	8,957
SK Kaken Co. Ltd.	49,709	18,421
Soken Chemical & Engineer Co. Ltd. (c)	652,790	12,454
T&K Toka Co. Ltd. (c)	1,317,035	9,135
Thai Rayon PCL:
(For. Reg.)	2,661,962	2,585
NVDR	83,678	81
The Chemours Co. LLC	420,112	12,687
The Mosaic Co.	1,464,404	51,518
Trinseo SA	88,571	5,483
Westlake Chemical Corp.	20	2
Yara International ASA	1,698,646	88,708
Yip's Chemical Holdings Ltd.	26,602,059	15,171
		663,026
Construction Materials - 0.2%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	657,747	6,357
Buzzi Unicem SpA	944,340	25,216
Mitani Sekisan Co. Ltd. (c)	1,370,902	47,792
RHI Magnesita NV	94,624	5,933
West China Cement Ltd.	1,997,528	355
		85,653
Containers & Packaging - 0.4%
Berry Global Group, Inc. (a)	47,444	3,018
Chuoh Pack Industry Co. Ltd. (c)	413,011	4,202
International Paper Co.	26,127	1,515
Kohsoku Corp. (c)	1,700,760	21,709
Mayr-Melnhof Karton AG	12,473	2,588
Packaging Corp. of America	28,620	4,226
Samhwa Crown & Closure Co. Ltd.	50,000	1,820
Silgan Holdings, Inc.	186,674	7,872
The Pack Corp. (c)	1,492,859	37,209
WestRock Co.	834,216	46,508
		130,667
Metals & Mining - 1.1%
Anglo American PLC (United Kingdom)	200,000	8,480
Arconic Rolled Products Corp. (a)	50,804	1,453
Chubu Steel Plate Co. Ltd.	405,540	2,950
Cleveland-Cliffs, Inc.	11,864,994	211,909
Commercial Metals Co.	112,167	3,278
Compania de Minas Buenaventura SA sponsored ADR (a)	2,208,625	21,468
Freeport-McMoRan, Inc.	4,994	188
Gatos Silver, Inc.	780,020	8,955
Glencore Xstrata PLC	500,000	2,037
Granges AB	326,078	4,376
Hill & Smith Holdings PLC	782,674	15,911
Kirkland Lake Gold Ltd.	350,019	13,005
Newmont Corp.	4,994	312
Orvana Minerals Corp. (a)	692,357	152
Perenti Global Ltd.	10,786,305	9,057
Reliance Steel & Aluminum Co.	19,245	3,085
Sandfire Resources NL	1,500,000	7,765
Teck Resources Ltd. Class B (sub. vtg.)	350,046	7,407
Tohoku Steel Co. Ltd. (c)	612,445	9,218
Tokyo Tekko Co. Ltd. (c)	746,031	12,983
Warrior Metropolitan Coal, Inc.	1,423,982	22,570
Webco Industries, Inc. (a)	7,435	840
		367,399
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	242,204	15,956
Schweitzer-Mauduit International, Inc.	55,334	2,527
Stella-Jones, Inc.	550,023	23,001
Western Forest Products, Inc.	1,907,458	3,290
		44,774

TOTAL MATERIALS		1,291,519

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CubeSmart	54,145	2,292
NSI NV	8,284	337
NSI NV rights (a)(f)	8,284	11
Reysas Gayrimenkul Yatirim Ortakligi A/S (a)	2,645,118	1,409
		4,049
Real Estate Management & Development - 0.2%
Anabuki Kosan, Inc.	84,476	1,582
Century21 Real Estate Japan Ltd.	100,017	978
Jones Lang LaSalle, Inc. (a)	144,198	27,096
LSL Property Services PLC (a)	1,226,536	6,945
Midland Holdings Ltd. (a)	15,939	2
Midland IC&I Ltd. (a)	13,548	0
Realogy Holdings Corp. (a)	202,333	3,496
Relo Group, Inc.	199,761	4,113
Selvaag Bolig ASA	521,123	3,825
Servcorp Ltd.	825,360	2,257
Sino Land Ltd.	1,756,963	2,610
Tejon Ranch Co. (a)	422,912	6,690
Wing Tai Holdings Ltd.	1,687,967	2,435
		62,029

TOTAL REAL ESTATE		66,078

UTILITIES - 1.8%
Electric Utilities - 1.6%
Exelon Corp.	316,947	14,244
NRG Energy, Inc.	58,530	2,097
PG&E Corp. (a)	23,500,090	266,021
PPL Corp.	8,032,913	233,999
		516,361
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	57,941	3,264
China Resource Gas Group Ltd.	197,241	1,070
GAIL India Ltd.	1,021,310	1,892
Hokuriku Gas Co.	149,825	4,263
K&O Energy Group, Inc.	240,009	3,138
Keiyo Gas Co. Ltd.	121,251	3,761
KyungDong City Gas Co. Ltd.	260,078	5,454
Star Gas Partners LP	195,169	2,067
		24,909
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	18,000,045	32,040
Vistra Corp.	113,560	1,916
		33,956
Multi-Utilities - 0.0%
CMS Energy Corp.	172,554	11,111
Water Utilities - 0.0%
Manila Water Co., Inc. (a)	5,500,146	1,678

TOTAL UTILITIES		588,015

TOTAL COMMON STOCKS
(Cost $13,853,668)		32,138,651

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%	17,351	1,817
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Namyang Dairy Products Co. Ltd.	4,917	666
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	3,406	87
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	130,038	2,840

TOTAL INDUSTRIALS		2,927

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,404)		5,410
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (Cost $0)(d)(g)	9,933	0
	Shares	Value (000s)

Money Market Funds - 5.0%
Fidelity Cash Central Fund 0.04% (h)	1,437,574,175	1,437,862
Fidelity Securities Lending Cash Central Fund 0.04% (h)(i)	244,654,691	244,679
TOTAL MONEY MARKET FUNDS
(Cost $1,682,509)		1,682,541
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $15,540,581)		33,826,602
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(292,688)
NET ASSETS - 100%		$33,533,914

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,094,000 or 0.2% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$536
Fidelity Securities Lending Cash Central Fund	1,844
Total	$2,380

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$232,253	$--	$1,182	$--	$933	$120,362	$352,366
AJIS Co. Ltd.	19,443	--	115	514	86	10,013	29,427
Alconix Corp.	23,815	--	116	729	66	4,758	28,523
Alps Logistics Co. Ltd.	18,932	--	597	576	250	4,942	23,527
Alviva Holdings Ltd.	2,320	186	17	55	(5)	3,991	6,475
ASL Marine Holdings Ltd.	925	--	4	--	(10)	352	1,263
ASTI Corp.	2,002	8	10	103	4	1,527	3,531
Barratt Developments PLC	390,589	--	2,254	6,026	1,727	230,456	620,518
Bed Bath Beyond, Inc.	121,725	--	35,059	--	14,481	164,380	265,527
Belc Co. Ltd.	116,293	484	716	1,180	612	(30,859)	85,814
Belluna Co. Ltd.	45,969	--	1,632	875	881	21,863	67,081
BMTC Group, Inc.	23,435	--	207	304	197	17,893	41,318
Bonanza Creek Energy, Inc.	22,527	1,979	128	--	77	19,666	--
Calian Technologies Ltd.	26,532	--	22,875	244	17,969	(15,708)	--
Chase Corp.	51,781	--	1,628	402	1,518	7,478	59,149
Chuoh Pack Industry Co. Ltd.	4,308	--	16	138	6	(96)	4,202
Civeo Corp.	9,637	--	55	--	(69)	6,411	15,924
Clip Corp.	1,712	--	7	84	2	279	1,986
Codorus Valley Bancorp, Inc.	8,334	704	531	253	(253)	4,873	13,127
Concentrix Corp.	--	--	1,175	--	1,065	385,255	411,820
Core Molding Technologies, Inc.	3,182	--	31	--	24	4,411	7,586
Create SD Holdings Co. Ltd.	182,840	--	718	926	597	(28,637)	154,082
CSE Global Ltd.	13,975	49	59	365	18	3,120	17,103
Daewon Pharmaceutical Co. Ltd.	35,127	--	--	228	--	(3,778)	31,349
Daiichi Kensetsu Corp.	27,488	--	112	470	71	3,487	30,934
DongKook Pharmaceutical Co. Ltd.	76,511	--	3,218	400	2,447	327	76,067
DVx, Inc.	5,570	--	174	129	89	191	5,676
EcoGreen International Group Ltd.	7,498	375	36	114	4	4,813	12,654
Elematec Corp.	18,567	--	87	693	47	7,467	25,994
Ff Group	6,061	--	56	--	(69,427)	63,422	--
First Juken Co. Ltd.	11,647	--	57	499	20	4,206	15,816
Flanigans Enterprises, Inc.	1,419	81	8	--	6	778	2,276
Food Empire Holdings Ltd.	14,599	--	83	--	55	12,664	27,235
Fossil Group, Inc.	13,459	217	598	--	180	38,993	52,251
Fresh Del Monte Produce, Inc.	105,284	--	1,329	1,157	(31)	26,021	129,945
Fujikura Kasei Co., Ltd.	12,911	--	53	355	5	31	12,894
Fursys, Inc.	22,839	--	1,053	679	307	15,584	37,677
Gabia, Inc.	13,534	--	1,027	38	620	(1,135)	11,992
Geospace Technologies Corp.	5,280	--	22	--	(30)	11	5,239
Geumhwa PSC Co. Ltd.	7,451	--	--	335	--	3,060	10,511
Goodfellow, Inc.	3,177	--	19	242	12	3,164	6,334
Guess, Inc.	40,290	--	23,203	1,214	(1,318)	65,263	--
Gujarat State Fertilizers & Chemicals Ltd.	22,634	--	--	355	--	13,715	36,349
Halows Co. Ltd.	44,122	1,198	3,020	364	1,759	(10,124)	33,935
Hamakyorex Co. Ltd.	36,481	--	139	768	74	(1,891)	34,525
Handsome Co. Ltd.	49,408	--	--	627	--	26,358	75,766
Honshu Chemical Industry Co. Ltd.	8,235	--	47	77	34	4,239	12,461
Hoshiiryou Sanki Co. Ltd.	9,378	--	37	116	16	161	9,518
Hyster-Yale Materials Handling Class A	7,972	4,015	9,380	253	6,387	7,969	16,963
Hyster-Yale Materials Handling Class B	11,566	--	--	295	--	13,498	25,064
I-Sheng Electric Wire & Cable Co. Ltd.	17,035	--	5,533	--	(929)	2,579	--
IA Group Corp.	3,466	--	14	116	1	450	3,903
ICT Group NV	4,211	--	25	--	14	4,051	--
IDIS Holdings Co. Ltd.	9,366	--	--	114	--	149	9,515
Ihara Science Corp.	12,854	--	60	370	42	2,174	15,010
Indra Sistemas SA	89,947	--	393	--	(366)	35,211	124,399
InfoVine Co. Ltd.	2,612	--	--	112	--	776	3,388
Intage Holdings, Inc.	26,489	--	137	--	94	13,090	39,536
INTOPS Co. Ltd.	20,257	--	26,701	239	20,388	6,444	--
JLM Couture, Inc.	347	--	2	--	(1)	69	413
Jumbo SA	191,257	--	664	4,282	513	(9,061)	182,045
Kingboard Chemical Holdings Ltd.	218,217	--	12,136	2,695	5,712	215,229	427,022
Know IT AB	28,167	--	180	--	138	22,337	50,462
Kohsoku Corp.	22,145	--	97	597	62	(401)	21,709
Kondotec, Inc.	17,155	--	66	418	55	(2,379)	14,765
Korea Electric Terminal Co. Ltd.	22,783	--	681	217	473	23,296	45,871
KSK Co., Ltd.	9,617	--	40	328	30	1,105	10,712
Kwang Dong Pharmaceutical Co. Ltd.	23,719	--	--	221	--	1,064	24,783
Kyeryong Construction Industrial Co. Ltd.	14,393	--	--	290	--	6,311	20,704
Maruzen Co. Ltd.	26,344	--	108	398	83	5,418	31,737
Mega First Corp. Bhd	48,295	--	21,884	1,018	15,735	(10,105)	--
Metro, Inc. Class A (sub. vtg.)	1,043,110	--	9,409	10,407	8,217	38,070	1,079,988
Mi Chang Oil Industrial Co. Ltd.	8,420	--	--	261	--	4,223	12,643
Mitani Sekisan Co. Ltd.	75,529	--	4,658	487	3,346	(26,425)	47,792
Motonic Corp.	17,755	--	9,995	690	4,080	11,719	23,559
Muhak Co. Ltd.	12,640	--	--	296	--	7,736	20,376
Murakami Corp.	17,475	--	79	324	63	5,872	23,331
Muramoto Electronic Thailand PCL (For. Reg.)	5,037	--	718	357	125	5,806	10,250
Murphy Oil Corp.	158,530	7,464	658	4,495	435	43,894	209,665
Nadex Co. Ltd.	4,926	3	19	72	7	173	5,090
Nafco Co. Ltd.	33,196	--	150	792	77	5,243	38,366
Next PLC	840,932	--	64,103	--	45,820	384,157	1,206,806
Nippo Ltd.	2,954	--	15	29	6	651	3,596
Origin Enterprises PLC	33,754	--	145	338	(55)	8,451	42,005
Parker Corp.	9,129	--	37	162	24	905	10,021
Piolax, Inc.	33,555	--	139	604	121	(359)	33,178
Prim SA	15,437	--	64	480	16	1,862	17,251
Rocky Mountain Chocolate Factory, Inc.	1,578	133	251	--	(575)	1,685	2,570
Sakai Moving Service Co. Ltd.	45,181	1,817	196	698	159	3,068	50,029
Sally Beauty Holdings, Inc.	46,546	28,539	1,908	--	(1,717)	53,382	124,842
Samsung Climate Control Co. Ltd.	2,634	--	--	28	--	3,245	5,879
Sanei Architecture Planning Co. Ltd.	13,397	--	78	596	47	7,574	20,940
Sarantis SA	39,173	--	164	--	125	2,909	42,043
ScanSource, Inc.	32,105	3,531	293	--	77	10,684	46,104
Senshu Electric Co. Ltd.	24,640	--	106	555	72	2,647	27,253
Sewon Precision Industries Co. Ltd.	1,686	--	--	(1)	--	117	1,803
Shibaura Electronics Co. Ltd.	11,755	--	68	376	53	8,005	19,745
SJM Co. Ltd.	2,707	--	--	47	--	2,177	4,884
SNT Holdings Co. Ltd.	11,509	--	--	401	--	2,975	14,484
Societe Pour L'Informatique Industrielle SA	36,445	--	182	161	150	13,318	49,731
Soken Chemical & Engineer Co. Ltd.	7,150	--	45	400	18	5,331	12,454
Sportscene Group, Inc. Class A	1,370	--	9	--	7	1,328	2,696
Step Co. Ltd.	14,501	--	61	352	43	1,148	15,631
Strattec Security Corp.	8,206	905	3,530	--	777	8,114	14,472
Sun Hing Vision Group Holdings Ltd.	3,068	--	13	--	(13)	332	3,374
Sunjin Co. Ltd.	19,638	--	--	169	--	22,342	41,980
SYNNEX Corp.	333,006	644	5,159	1,060	2,563	14,677	319,056
T&K Toka Co. Ltd.	9,717	--	40	164	10	(552)	9,135
The Buckle, Inc.	73,426	1,758	28,260	13,314	3,737	113,735	164,396
The Pack Corp.	37,290	--	153	390	70	2	37,209
Tohoku Steel Co. Ltd.	8,143	--	34	72	20	1,089	9,218
Tokyo Kisen Co. Ltd.	4,789	--	16	66	9	(272)	4,510
Tokyo Tekko Co. Ltd.	10,839	--	55	372	9	2,190	12,983
Tomen Devices Corp.	18,162	--	72	732	24	808	18,922
Totech Corp.	18,933	--	89	612	71	4,739	23,654
TOW Co. Ltd.	8,840	--	40	191	21	1,545	10,366
Trancom Co. Ltd.	60,496	--	272	807	268	4,467	64,959
Trio-Tech International	834	--	3	--	(1)	219	1,049
Triple-S Management Corp.	33,340	--	262	--	62	7,184	40,324
Unum Group	245,540	--	4,245	12,122	(306)	156,956	397,945
Utah Medical Products, Inc.	20,646	58	312	215	49	1,410	21,851
VSE Corp.	23,991	6,764	548	247	117	13,882	44,206
VSTECS Holdings Ltd.	68,486	--	1,526	--	1,131	45,119	113,210
Wayside Technology Group, Inc.	8,084	356	1,218	178	259	237	7,718
Whanin Pharmaceutical Co. Ltd.	22,390	--	--	375	--	10,395	32,785
Whiting Petroleum Corp. New	--	108,182	235	--	116	44,206	152,269
WIN-Partners Co. Ltd.	21,431	--	99	687	71	860	22,263
Winas Ltd.	117	--	--	--	--	3	120
Youngone Holdings Co. Ltd.	25,851	--	--	760	--	12,055	37,906
Yutaka Giken Co. Ltd.	15,764	--	71	353	33	4,620	20,346
Total	$6,455,496	$169,450	$321,413	$89,890	$93,385	$2,634,964	$8,826,979

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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